Long-term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt [Abstract]
Capitalized interest	$ 37,342	$ 65,492	$ 44,951
Interest expense	304,132	228,992	148,763
Weighted average interest rate	6.40%	6.40%	4.20%
Available amount of loan facility	$ 0
Debt insrument frequency of periodic payment		quarterly basis